Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2020	Level 1	Level 2	Level 3

Contingent consideration liability	$24,128	$-	$-	$24,128
Interest rate swap liability	2,101	-	2,101	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2019	$14,423
Amounts recognized on acquisitions	13,259
Amounts recognized on acquisitions of management contracts	890
Fair value adjustments	(261)
Resolved and settled in cash	(4,664)
Other	481
Balance, December 31, 2020	$24,128

Less: current portion	$4,243
Non-current portion	$19,885

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2020		2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,170	$4,170	$4,033	$4,033
Long-term debt	589,604	604,091	766,623	779,279